Plant and equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net book value:
Plant and equipment	$ 15,787,974	$ 8,386,478
Cost
Cost:
Beginning balance	13,799,759	10,332,963
Additions	9,900,373	4,361,871
Disposals	(449,954)	(896,287)
Foreign exchange translation difference	(4,106)	(1,212)
Ending balance	23,246,072	13,799,759
Amortization:
Foreign exchange translation difference	(4,106)	(1,212)
Amortization
Cost:
Foreign exchange translation difference	(3,897)	1,478
Amortization:
Beginning balance	5,413,281	1,969,989
Additions	2,138,966	3,480,055
Disposals	(90,252)	(38,241)
Foreign exchange translation difference	(3,897)	1,478
Ending balance	7,458,098	5,413,281
Furniture and equipment
Net book value:
Plant and equipment	564,071	519,364
Furniture and equipment | Cost
Cost:
Beginning balance	927,430	477,823
Additions	122,440	448,918
Foreign exchange translation difference	(2,788)	(689)
Ending balance	1,047,082	927,430
Amortization:
Foreign exchange translation difference	(2,788)	(689)
Furniture and equipment | Amortization
Cost:
Foreign exchange translation difference	(2,585)	985
Amortization:
Beginning balance	408,066	309,321
Additions	77,530	97,760
Foreign exchange translation difference	(2,585)	985
Ending balance	483,011	408,066
Computer hardware and software
Net book value:
Plant and equipment	552,153	555,671
Computer hardware and software | Cost
Cost:
Beginning balance	1,003,575	421,198
Additions	179,063	584,307
Disposals		(1,971)
Foreign exchange translation difference	(102)	(41)
Ending balance	1,182,536	1,003,575
Amortization:
Foreign exchange translation difference	(102)	(41)
Computer hardware and software | Amortization
Cost:
Foreign exchange translation difference	(101)	38
Amortization:
Beginning balance	447,904	198,331
Additions	182,580	249,754
Disposals		(219)
Foreign exchange translation difference	(101)	38
Ending balance	630,383	447,904
Vehicles
Net book value:
Plant and equipment	1,974,568	1,709,578
Vehicles | Cost
Cost:
Beginning balance	2,306,849	1,384,597
Additions	939,288	1,816,568
Disposals	(393,669)	(894,316)
Foreign exchange translation difference	0	0
Ending balance	2,852,468	2,306,849
Amortization:
Foreign exchange translation difference	0	0
Vehicles | Amortization
Cost:
Foreign exchange translation difference	0	0
Amortization:
Beginning balance	597,271	294,672
Additions	370,881	340,621
Disposals	(90,252)	(38,022)
Foreign exchange translation difference	0	0
Ending balance	877,900	597,271
Leasehold Improvements
Net book value:
Plant and equipment	8,543,334	1,170,360
Leasehold Improvements | Cost
Cost:
Beginning balance	1,560,676	435,376
Additions	7,526,714	1,124,818
Disposals	0	0
Foreign exchange translation difference	(1,216)	(482)
Ending balance	9,086,174	1,560,676
Amortization:
Foreign exchange translation difference	(1,216)	(482)
Leasehold Improvements | Amortization
Cost:
Foreign exchange translation difference	(1,211)	455
Amortization:
Beginning balance	390,316	273,756
Additions	153,735	116,105
Disposals	0	0
Foreign exchange translation difference	(1,211)	455
Ending balance	542,840	390,316
Production tooling and molds
Net book value:
Plant and equipment	4,153,848	4,431,505
Production tooling and molds | Cost
Cost:
Beginning balance	8,001,229	7,613,969
Additions	1,132,868	387,260
Disposals	(56,285)	0
Foreign exchange translation difference	0	0
Ending balance	9,077,812	8,001,229
Amortization:
Foreign exchange translation difference	0	0
Production tooling and molds | Amortization
Cost:
Foreign exchange translation difference	0	0
Amortization:
Beginning balance	3,569,724	893,909
Additions	1,354,240	2,675,815
Disposals	0	0
Foreign exchange translation difference	0	0
Ending balance	$ 4,923,964	$ 3,569,724